Document and Entity Information	May 03, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	GRAY TELEVISION INC
Amendment Flag	true
Entity Central Index Key	0000043196
Document Type	8-K/A
Document Period End Date	May 03, 2021
Entity Incorporation State Country Code	GA
Entity File Number	001-13796
Entity Tax Identification Number	58-0285030
Entity Address, Address Line One	4370 Peachtree Road
Entity Address, Address Line Two	NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Gray Television, Inc. (the “Company”) with the Securities and Exchange Commission on May 3, 2021 (the “Original Report”) in order to file herewith, as Exhibit 2.1, the Agreement and Plan of Merger, dated May 3, 2021, by and among Gray Television, Inc., Gray Hawkeye Stations, Inc., and Meredith Corporation. The Original Report otherwise remains unchanged.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock (no par value)
Trading Symbol	GTN.A
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	common stock (no par value)
Trading Symbol	GTN
Security Exchange Name	NYSE